Related-Party Transactions and Notes Payable (Details 1) - USD ($)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total notes payable		$ 1,237,928	$ 1,031,626
Total Related-Party Notes Payable	$ 1,050,000	1,110,644
Less - current portion of related-party notes payable	(1,050,000)	(760,644)
Related-Party Notes Payable, Net Current Portion	$ 0	350,000
Notes Payable 1 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	7.25%
Total notes payable	$ 700,000	700,000
Notes Payable 2 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	10.00%
Total notes payable	$ 300,000	300,000
Debt instrument maturity date	Jan. 31, 2026
Notes Payable 3 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.00%
Total notes payable	$ 50,000	50,000
Debt instrument maturity date	Jan. 31, 2026
Notes Payable 4 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	0.00%
Total notes payable	$ 0	24,644
Debt instrument maturity date	Dec. 31, 2025
Notes Payable 5 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	0.00%
Total notes payable	$ 0	10,000
Debt instrument maturity date	Dec. 31, 2025
Notes Payable 6 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	0.00%
Total notes payable	$ 0	$ 26,000
Debt instrument maturity date	Dec. 31, 2025